TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
Trade receivables, net	$ 18,323	$ 21,109
Accrued revenue	182	584
Other receivables	518	477
Indemnification asset	792	792
Deposits	568	571
Prepayments	2,641	2,954
Total	23,024	26,487
Other receivables includes VAT receivable	376
Trade receivables, gross	19,833	22,925
Credit loss allowance	(1,510)	(1,816)
Trade receivables, net	$ 18,323	$ 21,109